Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about prepayments and other current assets [Line Items]
Other receivables and advances to suppliers	¥ 24,095	¥ 27,325
Value-added tax to be deducted	39,203	36,010
Prepaid expenses	951	954
Prepaid income taxes		5,406
Other current assets	7,765	7,888
Prepayments and other current assets	72,014	77,583
Cost [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Other receivables	16,535	13,206
Advances to suppliers	10,384	16,505
Other receivables and advances to suppliers	26,919	29,711
Accumulated impairment [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Other receivables and advances to suppliers	¥ (2,824)	¥ (2,386)